UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Series Floating Rate High Income Fund

December 31, 2012

1.924295.101

SFR-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans - 88.9% (g)
	Principal Amount	Value
Aerospace - 0.9%
Sequa Corp. Tranche B, term loan 5.25% 6/19/17 (e)	$ 3,900,000	$ 3,919,500
TransDigm Group, Inc. Tranche B2, term loan 4% 2/14/17 (e)	5,494,524	5,508,260
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (e)	3,771,515	3,762,086
		13,189,846
Air Transportation - 1.5%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (e)	3,790,518	3,833,161
Northwest Airlines Corp.:
Tranche A, term loan 2.06% 12/31/18 (e)	1,747,278	1,624,968
Tranche B, term loan 3.81% 12/22/13 (e)	625,418	619,164
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	2,352,372	2,346,491
US Airways Group, Inc. term loan 2.7117% 3/23/14 (e)	12,807,042	12,646,954
		21,070,738
Automotive - 1.8%
AM General LLC Tranche B, term loan 3.2074% 9/30/13 (e)	686,693	666,092
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (e)	9,360,965	9,548,184
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (e)	3,487,000	3,500,076
Federal-Mogul Corp.:
Tranche B, term loan 2.1475% 12/27/14 (e)	8,765,837	8,020,741
Tranche C, term loan 2.1475% 12/27/15 (e)	4,472,528	4,092,363
		25,827,456
Broadcasting - 3.0%
Clear Channel Capital I LLC Tranche B, term loan 3.8617% 1/29/16 (e)	3,949,935	3,248,822
Clear Channel Communications, Inc. Tranche A, term loan 3.6117% 7/30/14 (e)	8,156,119	7,891,045
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (e)	2,628,413	2,654,697
Univision Communications, Inc. term loan 4.4617% 3/31/17 (e)	18,850,494	18,379,232
VNU, Inc. Tranche C, term loan 3.463% 5/1/16 (e)	10,901,193	10,942,072
		43,115,868
Building Materials - 0.8%
Armstrong World Industries, Inc. Tranche B, term loan 4% 3/10/18 (e)	1,325,570	1,332,197
Floating Rate Loans (g) - continued
	Principal Amount	Value
Building Materials - continued
CPG International I, Inc. term loan 5.75% 9/21/19 (e)	$ 2,014,950	$ 2,019,987
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (e)	7,775,925	7,980,432
		11,332,616
Cable TV - 3.3%
Cequel Communications LLC Tranche B, term loan 4.0031% 2/14/19 (e)	11,001,863	11,056,872
CSC Holdings, Inc. Tranche B 3LN, term loan 3.2117% 3/29/16 (e)	7,098,013	7,133,503
Kabel Deutschland GmbH Tranche F, term loan 4.25% 2/1/19 (e)	3,713,000	3,745,489
UPC Broadband Holding BV:
Tranche T, term loan 3.7135% 12/31/16 (e)	234,000	234,293
Tranche X, term loan 3.7135% 12/31/17 (e)	3,351,000	3,351,000
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (e)	13,059,375	13,189,969
Zayo Group LLC Tranche B, term loan 5.25% 7/2/19 (e)	7,462,500	7,537,125
		46,248,251
Capital Goods - 0.3%
Husky Intermediate, Inc. Tranche B, term loan 5.75% 6/30/18 (e)	3,999,694	4,049,690
Chemicals - 1.7%
Emerald Performance Materials, LLC Tranche B, term loan 6.75% 5/11/18 (e)	5,815,778	5,844,857
INEOS U.S. Finance LLC term loan 6.5% 4/27/18 (e)	10,365,431	10,469,086
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (e)	8,019,400	8,119,642
		24,433,585
Consumer Products - 1.8%
Huish Detergents, Inc.:
Tranche 2LN, term loan 4.47% 10/26/14 (e)	5,780,150	5,491,143
Tranche B 1LN, term loan 2.22% 4/26/14 (e)	11,808,089	11,512,887
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (e)	3,815,266	3,834,343
Wilsonart LLC Tranche B, term loan 5.5% 10/31/19 (e)	5,185,000	5,210,925
		26,049,298
Containers - 1.1%
BWAY Holding Co. Tranche B, term loan 4.5% 8/31/17 (e)	2,515,000	2,521,288
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	3,930,150	3,930,150
Floating Rate Loans (g) - continued
	Principal Amount	Value
Containers - continued
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.75% 9/28/18 (e)	$ 7,980,000	$ 8,069,775
Tricorbraun, Inc. Tranche B, term loan 5.5025% 4/30/18 (e)	1,566,075	1,581,736
		16,102,949
Diversified Financial Services - 2.7%
AlixPartners LLP Tranche 2LN, term loan 10.75% 12/29/19 (e)	3,000,000	3,045,000
American Capital Ltd. Tranche B, term loan 5.5% 8/22/16 (e)	3,500,000	3,535,000
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (e)	2,985,000	2,999,925
Fly Funding II Sarl Tranche B, term loan 5.75% 8/9/18 (e)	4,488,188	4,499,408
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (e)	2,000,000	2,010,000
HarbourVest Partners LLC Tranche B, term loan 4.75% 11/21/17 (e)	6,585,000	6,585,000
LPL Holdings, Inc. Tranche B, term loan 4% 3/29/19 (e)	2,977,500	3,007,275
Sheridan Investment Partners I, LLC:
Tranche B 2LN, term loan 5% 10/1/19 (e)	9,975,000	10,074,750
Tranche B, term loan 4.75% 10/1/18 (e)	2,493,750	2,518,688
		38,275,046
Diversified Media - 0.7%
Advanstar Communications, Inc. Tranche 1LN, term loan 2.57% 5/31/14 (e)	8,938,414	7,619,998
Catalina Marketing Corp. term loan 5.7097% 10/1/17 (e)	970,000	977,275
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (e)	1,475,000	1,482,375
		10,079,648
Electric Utilities - 5.8%
Calpine Corp. Tranche B 3LN, term loan 4.5% 10/9/19 (e)	4,274,288	4,317,030
EquiPower Resources Holdings LLC:
Tranche 2LN, term loan 10% 6/21/19 (e)	3,000,000	3,060,000
Tranche B 1LN, term loan 5.5% 12/21/18 (e)	7,169,409	7,241,103
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (e)	9,130,346	9,267,301
GWF Energy Holdings LLC Tranche B, term loan 4.5% 12/13/18 (e)	3,870,000	3,816,788
Floating Rate Loans (g) - continued
	Principal Amount	Value
Electric Utilities - continued
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.561% 12/15/14 (e)	$ 8,167,974	$ 8,127,134
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan:
3.7458% 10/10/14 (e)	27,277,000	20,560,039
4.7458% 10/10/17 (e)	35,961,000	24,228,724
Windsor Financing, LLC Tranche B, term loan 6.25% 12/5/17 (e)	2,537,097	2,575,154
		83,193,273
Energy - 6.4%
Alon USA Partners LP term loan 9.25% 11/13/18 (e)	3,580,556	3,598,458
CCS, Inc. Tranche B, term loan 3.209% 11/14/14 (e)	7,561,045	7,419,276
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (e)	9,940,000	9,952,922
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (e)	15,695,000	15,773,475
EP Energy LLC term loan 4.5% 4/30/19 (e)	3,000,000	3,022,500
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (e)	7,250,000	7,286,250
FTS International, LLC Tranche B, term loan 8.5% 5/6/16 (e)	1,664,853	1,377,666
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (e)	11,412,000	11,554,650
MRC Global, Inc. Tranche B, term loan 6.2525% 11/9/19 (e)	8,613,413	8,645,713
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	5,885,000	5,973,275
Race Point Power Tranche B, term loan 7.75% 1/11/18 (e)	3,645,471	3,627,244
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (e)	3,715,000	3,747,692
Vantage Drilling Co. Tranche B, term loan 6.25% 10/25/17 (e)	5,120,188	5,107,387
Venoco, Inc. Tranche 2LN, term loan 8.5% 6/30/17 (e)	3,215,000	3,287,338
		90,373,846
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (e)	6,000,000	6,060,000
Phoenix Services Tranche B, term loan 7.75% 6/30/17 (e)	3,275,000	3,291,375
		9,351,375
Floating Rate Loans (g) - continued
	Principal Amount	Value
Food & Drug Retail - 3.4%
Fairway Group Acquisition Co. Tranche B, term loan 8.25% 8/17/18 (e)	$ 4,379,025	$ 4,417,341
Ferrara Candy Co., Inc. Tranche B, term loan 7.5068% 6/18/18 (e)	4,975,000	5,024,750
GNC Corp. Tranche B, term loan 3.75% 3/2/18 (e)	3,533,785	3,542,619
Grocery Outlet, Inc. Tranche B 1LN, term loan 7% 12/17/18 (e)	6,450,000	6,417,750
Rite Aid Corp. Tranche ABL, term loan 1.97% 6/4/14 (e)	7,723,188	7,674,918
Smart and Final CC Intermediate Holdings, Inc.:
Tranche 2LN, term loan 10.5% 11/15/20 (e)	2,155,000	2,133,450
Tranche B 1LN, term loan 5.75% 11/15/19 (e)	6,890,000	6,864,163
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (e)	11,574,911	11,676,192
		47,751,183
Food/Beverage/Tobacco - 0.9%
AdvancePierre Foods, Inc.:
Tranche 1LN, term loan 5.75% 7/10/17 (e)	6,000,000	6,067,500
Tranche 2LN, term loan 9.5% 10/10/17 (e)	1,715,000	1,740,725
OSI Restaurant Partners LLC Tranche B, term loan 4.8% 10/26/19 (e)	5,480,000	5,534,800
		13,343,025
Gaming - 4.5%
Affinity Gaming LLC Tranche B, term loan 5.5% 11/9/17 (e)	3,111,488	3,142,602
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	3,236,578	2,524,531
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (e)	11,200,000	11,508,000
Greektown Superholdings, Inc. Tranche B 1LN, term loan 12/17/18	5,200,000	5,200,000
Harrah's Entertainment, Inc.:
Tranche B 4LN, term loan 9.5% 10/31/16 (e)	3,738,459	3,785,190
Tranche B 6LN, term loan 5.4597% 1/28/18 (e)	6,539,000	5,860,906
Tranche B1, term loan 3.2097% 1/28/15 (e)	2,250,000	2,213,550
Kerzner International Ltd.:
term loan 10.5% 9/1/13 (e)	8,838,529	8,219,832
Tranche DD, term loan 10.5% 9/1/13 (e)	4,716,712	4,386,542
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/10/19 (e)	7,570,000	7,636,616
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (e)	5,790,488	5,841,444
Floating Rate Loans (g) - continued
	Principal Amount	Value
Gaming - continued
Station Casinos LLC Tranche B1, term loan 3.2117% 6/16/18 (e)	$ 1,477,085	$ 1,440,158
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (e)	2,450,000	2,437,750
		64,197,121
Healthcare - 7.4%
Alkermes, Inc. term loan 4.5% 9/25/19 (e)	768,075	775,756
Assuramed Holding, Inc.:
Tranche 2LN, term loan 9.25% 4/24/20 (e)	2,590,000	2,615,900
Tranche B 1LN, term loan 5.5% 10/24/19 (e)	4,285,000	4,327,850
Bausch & Lomb, Inc. Tranche B, term loan 5.25% 5/18/19 (e)	5,815,775	5,859,393
Community Health Systems, Inc. term loan 3.8105% 1/25/17 (e)	11,140,962	11,196,667
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	5,143,700	4,822,219
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (e)	4,680,118	4,709,369
Genesis HealthCare Corp. Tranche B, term loan 10.0022% 12/4/17 (e)	3,432,692	3,261,058
Grifols, Inc. Tranche B, term loan 4.5% 6/1/17 (e)	3,523,800	3,550,229
HCA, Inc. Tranche B 2LN, term loan 3.6123% 3/31/17 (e)	27,477,000	27,581,413
HCR Healthcare LLC Tranche B, term loan 5% 4/16/18 (e)	4,890,227	4,719,069
Hologic, Inc. Tranche B, term loan 4.5% 8/1/19 (e)	3,052,350	3,086,689
IMS Health, Inc. Tranche B, term loan 4.5% 8/26/17 (e)	1,665,750	1,676,244
PRA International Tranche B 1LN, term loan 6.5% 12/10/18 (e)	6,345,000	6,329,138
Sage Products Holdings III, LLC Tranche 1LN, term loan 5.25% 12/13/19 (e)	4,335,000	4,356,675
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 6% 6/29/18 (e)	3,263,600	3,296,236
Tranche 2LN, term loan 9% 6/29/19 (e)	3,280,000	3,312,800
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (e)	3,925,000	3,944,625
United Surgical Partners International, Inc. term loan 6% 4/3/19 (e)	2,431,406	2,449,642
VWR Funding, Inc. term loan 2.7117% 6/29/14 (e)	3,132,538	3,132,538
		105,003,510
Floating Rate Loans (g) - continued
	Principal Amount	Value
Homebuilders/Real Estate - 0.4%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4597% 11/9/16 (e)	$ 390,010	$ 390,985
CB Richard Ellis Services, Inc. Tranche C, term loan 3.4671% 3/4/18 (e)	1,894,764	1,894,764
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (e)	693,519	669,246
Credit-Linked Deposit 4.4643% 10/10/16 (e)	201,181	202,187
term loan 4.461% 10/10/16 (e)	2,781,274	2,795,181
		5,952,363
Hotels - 0.1%
Kerzner International Holdings Ltd. term loan 10.5% 9/1/13 (e)	992,160	922,709
Insurance - 2.9%
AmWINS Group, Inc. Tranche 2LN, term loan 9.25% 12/6/19 (e)	4,030,000	4,060,225
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (e)	24,157,455	24,459,423
Tranche 2LN, term loan 9% 5/24/19 (e)	7,152,484	7,313,415
CNO Financial Group, Inc. Tranche B 2LN, term loan 5% 9/28/18 (e)	2,040,475	2,063,430
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (e)	3,370,000	3,572,200
		41,468,693
Leisure - 2.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.5% 4/22/16 (e)	9,671,544	9,744,080
Equinox Holdings, Inc.:
Tranche 2LN, term loan 5/16/20	2,150,000	2,150,000
Tranche B 1LN, term loan 11/16/19	6,445,000	6,493,338
Formula One Holdings Tranche B 2LN, term loan 6% 4/28/19 (e)	4,912,937	4,986,631
SeaWorld Parks & Entertainment, Inc. term loan 4% 8/17/17 (e)	3,378,722	3,404,062
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (e)	8,325,782	8,409,040
		35,187,151
Metals/Mining - 3.2%
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (e)	10,382,835	10,486,663
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (e)	2,508,973	2,496,428
Floating Rate Loans (g) - continued
	Principal Amount	Value
Metals/Mining - continued
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (e)	$ 27,930,000	$ 28,139,462
SunCoke Energy, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,170,123	1,167,198
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (e)	3,706,045	3,724,575
		46,014,326
Publishing/Printing - 1.1%
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	6,430,000	6,430,000
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (e)	1,796,425	1,800,916
Quad/Graphics, Inc. Tranche B, term loan 4% 7/26/18 (e)	1,809,674	1,805,150
Thomson Learning Tranche B, term loan 2.72% 7/5/14 (e)	6,582,527	5,249,566
		15,285,632
Restaurants - 1.2%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (e)	3,561,075	3,587,783
Dunkin Brands, Inc. Tranche B 2LN, term loan 4.0034% 11/23/17 (e)	1,802,774	1,816,295
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (e)	7,940,000	8,009,475
NPC International, Inc. Tranche B, term loan 4.5% 12/28/18 (e)	3,757,820	3,776,609
		17,190,162
Services - 1.3%
ARAMARK Corp.:
Credit-Linked Deposit 3.4643% 7/26/16 (e)	130,000	130,325
Tranche B, term loan 3.4617% 7/26/16 (e)	1,972,000	1,976,930
Bakercorp International, Inc. term loan 5% 6/1/18 (e)	3,824,950	3,834,512
Brickman Group Holdings, Inc. Tranche B 1LN, term loan 5.5% 10/14/16 (e)	4,335,000	4,389,188
Nexeo Solutions LLC Tranche B, term loan 5% 9/9/17 (e)	3,745,874	3,670,957
Sedgwick CMS Holdings, Inc. Tranche B 1LN, term loan 5% 12/31/16 (e)	1,198,533	1,198,533
SymphonyIRI Group, Inc. Tranche B, term loan 5.0025% 12/1/17 (e)	2,875,804	2,879,543
		18,079,988
Floating Rate Loans (g) - continued
	Principal Amount	Value
Shipping - 0.6%
Swift Transportation Co. LLC Tranche B 2LN, term loan 5% 12/21/17 (e)	$ 8,560,831	$ 8,646,439
Specialty Retailing - 0.1%
Dave & Buster's Holdings, Inc. Tranche B, term loan 5.5% 6/1/16 (e)	1,895,420	1,895,420
Steel - 0.5%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (e)	4,573,538	4,504,934
FR Acquisition Holding Corp. Ltd. Tranche B, term loan 5.5% 6/30/17 (e)	1,290,000	1,302,900
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	1,945,231	1,964,684
		7,772,518
Super Retail - 3.0%
Academy Ltd. Tranche B, term loan 4.75% 8/3/18 (e)	5,200,988	5,226,993
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (e)	3,545,000	3,593,744
Tranche 2LN, term loan 9.75% 3/26/20 (e)	1,600,000	1,640,000
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (e)	2,562,699	2,581,919
Party City Corp. Tranche B, term loan 5.75% 7/27/19 (e)	12,124,613	12,245,859
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	4,874,000	4,910,555
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	12,296,124	12,342,850
		42,541,920
Technology - 14.2%
Ancestry.com, Inc. Tranche B, term loan 7% 12/13/18 (e)	12,995,000	12,540,175
Avaya, Inc.:
term loan 3.0615% 10/27/14 (e)	6,740,546	6,563,606
Tranche B 3LN, term loan 4.8115% 10/26/17 (e)	18,932,507	16,660,606
Ceridian Corp. Tranche B, term loan 5.959% 5/10/17 (e)	5,844,657	5,844,657
CompuCom Systems, Inc. Tranche 1LN, term loan 6.5% 10/4/18 (e)	5,145,000	5,157,863
Fibertech Networks, LLC Tranche B, term loan 5.75% 11/26/19 (e)	3,870,000	3,870,000
First Data Corp.:
term loan 4.2107% 3/24/18 (e)	24,448,000	23,225,600
Tranche 1LN, term loan 5.2107% 9/24/18 (e)	3,485,000	3,419,656
Tranche D, term loan 5.2107% 3/24/17 (e)	26,046,855	25,558,476
Floating Rate Loans (g) - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc. term loan 4.4635% 12/1/16 (e)	$ 18,232,000	$ 17,867,360
GoDaddy.com, Inc. Tranche B 1LN, term loan 5.5% 12/16/18 (e)	12,964,233	13,012,849
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (e)	15,120,000	15,120,000
Tranche B 1LN, term loan 5.5% 10/30/19 (e)	10,800,000	10,908,000
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (e)	11,970,000	12,075,336
MDA Information Products Tranche B, term loan 7% 1/4/17 (e)	774,771	765,086
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (e)	11,805,839	11,894,383
Tranche A 2LN, term loan 5.5% 3/4/17 (e)	6,258,622	6,415,087
Tranche C, term loan 4.75% 1/11/20 (e)	4,295,000	4,300,369
Reynolds & Reynolds Co. Tranche B, term loan 3.75% 4/21/18 (e)	1,894,872	1,904,346
Serena Software, Inc. term loan 4.211% 3/10/16 (e)	2,742,000	2,738,573
SunGard Data Systems, Inc. Tranche D, term loan 4.5% 12/17/19 (e)	2,270,000	2,287,025
		202,129,053
Telecommunications - 9.1%
Cricket Communications, Inc. Tranche B, term loan 4.75% 10/10/19 (e)	2,945,000	2,959,725
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (e)	5,345,117	5,371,843
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	9,990,000	9,640,350
Tranche D, term loan 3.8125% 3/31/15 (e)	18,806,090	18,618,030
FairPoint Communications, Inc. term loan 6.4495% 1/24/16 (e)	18,898,442	18,189,750
Intelsat Jackson Holdings SA:
term loan 3.21% 2/1/14 (e)	22,931,000	22,902,336
Tranche B, term loan 4.5% 4/2/18 (e)	10,840,113	10,935,506
Level 3 Financing, Inc. Tranche B, term loan 5.25% 8/1/19 (e)	13,100,000	13,231,000
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (e)	5,127,464	5,127,464
RP Crown Parent, LLC Tranche 1LN, term loan 6.75% 12/7/18 (e)	8,665,000	8,643,338
Floating Rate Loans (g) - continued
	Principal Amount	Value
Telecommunications - continued
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	$ 12,405,701	$ 12,653,815
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	817,000	839,468
		129,112,625
TOTAL FLOATING RATE LOANS (Cost $1,245,449,354)		1,265,187,323
Nonconvertible Bonds - 3.9%

Banks & Thrifts - 0.5%
Ally Financial, Inc. 3.51% 2/11/14 (e)	4,618,000	4,710,360
GMAC LLC 2.5105% 12/1/14 (e)	2,348,000	2,342,130
		7,052,490
Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19 (d)	1,183,000	1,079,488
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 7.875% 8/15/19	1,063,000	1,182,588
Diversified Financial Services - 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,553,000	2,645,546
8% 1/15/18	610,000	654,988
MU Finance PLC 8.375% 2/1/17 (d)	4,300,124	4,644,133
		7,944,667
Electric Utilities - 0.1%
Energy Future Holdings Corp. 10% 1/15/20	1,300,000	1,449,500
Gaming - 0.2%
Harrah's Operating Co., Inc. 11.25% 6/1/17	2,801,000	3,004,073
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,708,000	1,930,040
Paper - 0.1%
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19	2,118,000	1,503,780
Publishing/Printing - 0.0%
The Reader's Digest Association, Inc. 9.5% 2/15/17 (e)	1,911,000	802,620
Services - 0.3%
ARAMARK Corp. 3.8128% 2/1/15 (e)	4,194,000	4,178,273
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 1.0%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)	$ 4,282,000	$ 3,810,980
Freescale Semiconductor, Inc.:
4.183% 12/15/14 (e)	7,492,000	7,379,620
10.125% 3/15/18 (d)	1,705,000	1,884,025
Spansion LLC 7.875% 11/15/17	1,561,000	1,576,610
		14,651,235
Telecommunications - 0.8%
Altice Financing SA 7.875% 12/15/19 (d)	650,000	687,375
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (d)	4,536,000	4,876,200
14.75% 12/1/16 (d)	1,041,000	1,428,773
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,959,000	4,236,130
		11,228,478
TOTAL NONCONVERTIBLE BONDS (Cost $54,795,503)		56,007,232
Common Stocks - 0.6%
	Shares
Chemicals - 0.3%
LyondellBasell Industries NV Class A	77,200	4,407,348
Electric Utilities - 0.0%
Bicent Power LLC:
warrants 8/21/22 (a)	1,967	0
warrants 8/21/22 (a)	1,213	0
Hotels - 0.2%
Kerzner International Holdings Ltd.:
warrants 4/27/22 (a)(f)	71,325	1
warrants 4/27/22 (a)(f)	73,268	1
warrants 4/27/22 (a)(f)	57,868	1
Class A (f)	2,172,163	2,096,137
		2,096,140
Publishing/Printing - 0.1%
Tribune Co. Class A (a)	36,976	1,793,336
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,000	269,960
TOTAL COMMON STOCKS (Cost $6,188,292)		8,566,784
Other - 0.0%
	Shares	Value
Other - 0.0%
Tribune Co. Claim (Cost $29,756)	29,756	$ 29,756
Money Market Funds - 9.6%

Fidelity Cash Central Fund, 0.18% (b) (Cost $136,902,331)	136,902,331	136,902,331
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,443,365,236)		1,466,693,426
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(43,124,583)
NET ASSETS - 100%		$ 1,423,568,843
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,766,164 or 1.5% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,096,140 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Kerzner International Holdings Ltd. warrants: 4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
4/27/22	4/27/12	$ 0
Kerzner International Holdings Ltd. Class A	4/27/12	$ 783,690

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,633
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,889,476	$ 1,793,336	$ -	$ 2,096,140
Materials	4,407,348	4,407,348	-	-
Telecommunication Services	269,960	269,960	-	-
Utilities	-	-	-	-
Floating Rate Loans	1,265,187,323	-	1,262,662,792	2,524,531
Corporate Bonds	56,007,232	-	56,007,232	-
Other	29,756	-	-	29,756
Money Market Funds	136,902,331	136,902,331	-	-
Total Investments in Securities:	$ 1,466,693,426	$ 143,372,975	$ 1,318,670,024	$ 4,650,427
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $1,434,035,679. Net unrealized appreciation aggregated $32,657,747, of which $37,144,859 related to appreciated investment securities and $4,487,112 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013